FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number
811-4246

C/Funds Group, Inc.
 Exact name of registrant as specified in charter.

201 Center Road, Suite Two, Venice, FL 34285
Address of principal executive offices. Zip code.

C/Funds Group, Inc.
Name and address of agent for service.

941-488-6772
Registrant's telephone number, including area code.

December 31
Date of fiscal year end.

December 31, 2005
Date of reporting period.

Item 1: Report to Stockholders.

On December 27, 2005, the Registrant closed two of its four fund series. The Report to Stockholders for the two fund series that remain active, C/Fund and C/Growth Stock Fund appears below. Following that is the Final Report for the two closed fund series, C/Government Fund and C/Community Association Reserve Fund.

C/Funds Group, Inc.

C/Fund
C/Growth Stock Fund

2005 Annual Report

Table of Contents

Letter to Shareholders    *
Performance Summary    *
Fund Expenses    *
Schedules of Investments    *
Portfolio Holdings    *
Audited Financial Statements    *
Financial Highlights    *
Notes to Financial Statements    *
Management Information    *
Proxy Voting    *
Approval of Investment Advisory Agreement    *
Report of Independent Registered Public Accounting Firm    *

This Page Left Blank Intentionally

LETTER TO SHAREHOLDERS

C/Funds Group, Inc. (the Company) made significant changes in 2005, specifically liquidating, distributing and then closing its two fixed-income (bond) fund series, the C/Government Fund and the C/Community Association Reserve Fund. This decision by the Company's directors was taken to enable the staff and management of the company to hereafter concentrate all future efforts solely on seeking to enhance portfolio values for shareholders of its two equity (stock) fund series. As interest rates declined from the high levels of recent years past when inflation was an ongoing threat, seeking to efficiently manage bond portfolios in the current low inflation environment so as to capture value for shareholders became increasingly uneconomically feasible except on a much larger scale than the Company would be able realistically to achieve.

The two fund series being managed include: (1) the original C/Fund, which has maximizing "total return" while minimizing risk as its principal objective; and (2) the C/Growth Stock Fund, the objective of which is to seek aggressive growth by investing in shares of smaller capitalization companies that carry a higher degree of risk. Both continue to add value for shareholders by offering clear and effective management of fund stock portfolios.

This past year, despite a strong economy, increased productivity, and steadily rising corporate earnings, share prices in general continued a pattern similar to that which was experienced over the past four years or more. The gap between share prices and corporate earnings continued to widen inexplicably which has given rise to share prices of U.S. equities now sitting at historic discounts below warranted levels for shares of most major public companies, based on solid financial fundamentals. Iraq and now Iran, domestic natural disasters, and other factors continued to lure the massive investor liquidity that exists today into other non-stock sectors, including real estate and precious metals to name only two of the more prominent ones. As concerns regarding some of our more serious national problems moderate or are resolved, investor interest in equities can be anticipated.

In 2005, the two major stock indexes, the Dow Jones Industrial Average and the S&P 500 Index, posted +1.7% and +4.9% total returns respectively. In that environment, the Company's management is pleased to report positive total returns for the C/Fund of +.3% and +14.6% for the C/Growth Stock Fund. The continued above-average performance of C/Growth is now in its third year, reflecting a proprietary screening model approach that was begun in 2002 for selecting for purchase stocks of more rapidly growing small companies. Managers intend to continue to expand the usage of the model increasingly for both stock fund series, as its success warrants ahead. Increasing recognition of fund manager's ability to produce superior results consistently without incurring undue risks as appropriate to each fund's objectives, suggests that adding value to a growing shareholder constituency is and will likely continue attracting investor interest as patient fund investors are rewarded.

On a final note, we would like to take a moment to reflect on the life of William "Bill" Adams, Jr. who passed away this last year. Bill was a good friend and valued director of the Company and his humor, experience, and guidance will be missed by all.

Once again on behalf of the Board of Directors, I thank shareholders and our dedicated staff for the continued support and confidence provided during the past year.

Sincerely,

RG "Kelly" Caldwell, Jr.
President

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C/Fund

Illustration of a $10,000 Investment Before Taxes

C/Growth Stock Fund

Illustration of a $10,000 Investment Before Taxes

Performance Summary

As of December 31, 2005

Fund	Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
C/Fund (Inception 03/85)	1 Year	0.26%	0.19%	0.28%
	5 Years	2.32%	2.02%	1.61%
	10 Years	5.76%	4.24%	5.12%
C/Growth Stock Fund (Inception 07/92)	1 Year	14.56%	11.39%	12.11%
	5 Years	2.60%	1.50%	2.51%
	10 Years	10.20%	8.20%	8.42%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Fund Expenses

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds.

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

  Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result-8.6-by the dollar amount for your fund under the heading "Expenses Paid During Period."

  Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expense Examples

Fund	Example Type	Beginning Account Value 07/01/05	Ending Account Value 12/31/05	Expenses Paid During Period* 07/01/05-12/31/05
C/Fund	Actual	$1,000.00	$991.25	$10.01
	Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13
C/Growth Stock Fund	Actual	$1,000.00	$1,063.14	$10.37
	Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.13

*Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. Expense ratios for the funds are: C/Fund, 2.00%; C/Growth Stock Fund, 2.00%. For actual returns for each fund, refer to the "Performance Summary" above.

Portfolio Holdings

C/Funds Group, Inc. discloses a complete schedule of the portfolio holdings in each of its funds on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Company publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Company files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's website at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Company by calling 800-338-9477.

Schedules of investments (portfolio holdings) for each fund as of December 31 follow.

Schedule of Investments: C/Fund

December 31, 2005

INVESTMENTS BY STANDARD INDUSTRY CODE MAJOR GROUP
PLUS GOVERNMENT SECURITIES AND PREFERRED STOCKS

14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
Chemicals & Allied Products
Insurance Carriers
Transportation Equipment
Depository Institutions
Business Services
Industrial Machinery & Equipment
Paper & Allied Products
Communication
Tobacco Products
Preferred Stocks
Building Materials & Garden Supplies
Electric, Gas, & Sanitary Services
Food & Kindred Products
Petroleum & Coal Products
Governments--Fixed
Nondepository Institutions
General Merchandise Stores
Nonclassifiable Establishments
Eating & Drinking Places
Primary Metal Industries
Electronic & Other Electric Equipment
Wholesale Trade--Durable Goods
Lumber & Wood Products
Transportation By Air
Engineering & Management Services

COMMON STOCKS: 85.7%
Holding	Shares	Value

Air Transportation, Scheduled: 0.4%		$16,430
Southwest Airlines	1,000	16,430

Aircraft & Parts: 8.4%		310,460
Boeing Co.	1,900	133,456
Honeywell International, Inc.	1,900	70,775
United Technologies Corp.	1,900	106,229

Beverages: 2.9%		108,809
Anheuser Busch	750	32,220
Coca-Cola Co.	1,900	76,589

Cigarettes: 3.8%		141,968
Altria Group, Inc.	1,900	141,968

Schedule of Investments: C/Fund

December 31, 2005

COMMON STOCKS (Continued)
Holding	Shares	Value

Combination Utility Services: 1.1%		$41,482
WPS Resources Corp.	750	41,482

Commercial Banks: 5.8%		213,768
Bank of America Corp.	1,000	46,150
Citigroup, Inc.	1,900	92,207
J. P. Morgan Chase & Co.	1,900	75,411

Computer & Data Processing Services: 5.6%		208,480
International Business Machines Corp	1,900	156,180
Microsoft Corp	2,000	52,300

Computer & Office Equipment: 1.5%		54,397
Hewlett Packard Co.	1,900	54,397

Construction & Related Machinery: 3.0%		109,763
Caterpillar	1,900	109,763

Drugs: 4.6%		169,320
Johnson & Johnson	1,900	114,190
Merck & Co. Inc,	1,000	31,810
Pfizer, Inc.	1,000	23,320

Eating & Drinking Places: 1.7%		64,068
McDonald's Restaurants	1,900	64,068

Electric Services: 1.1%		41,560
FPL Group, Inc.	1,000	41,560

Electronic Components & Accessories: 1.3%		47,424
Intel Corp.	1,900	47,424

Gas Production & Distribution: 0.7%		26,302
Peoples Energy Corp.	750	26,302

Life Insurance: 3.5%		129,637
American International Group	1,900	129,637

Lumber & Other Building Materials: 3.4%		126,907
Home Depot, Inc.	1,900	76,912
Lowe's Co.	750	49,995

Lumber & Wood Products: 1.0%		36,050
Plum Creek Timber Co.	1,000	36,050

Medical Service & Health Insurance: 7.1%		265,860
Berkshire Hathaway, Inc. Delaware *	3	265,860

Misc. Converted Paper Products: 4.2%		155,000
3M Company	2,000	155,000

Schedule of Investments: C/Fund

December 31, 2005

COMMON STOCKS (Continued)
Holding	Shares	Value

Motor Vehicles & Equipment: 1.0%		$36,898
General Motors Corp.	1,900	36,898

Motor Vehicles, Parts, & Supplies: 1.2%		43,920
Genuine Parts Co.	1,000	43,920

Nonclassifiable Establishments: 1.8%		66,595
General Electric Co.	1,900	66,595

Nonferrous Rolling & Drawing: 1.5%		56,183
Alcoa, Inc.	1,900	56,183

Personal Credit Institutions: 2.6%		97,774
American Express Co.	1,900	97,774

Petroleum Refining: 2.9%		106,723
Exxon Mobil Corp.	1,900	106,723

Plastics Materials & Synthetics: 2.2%		80,750
E. I. Dupont de Nemours & Co.	1,900	80,750

Radio & Television Broadcasting: 1.2%		45,543
Walt Disney Co.	1,900	45,543

Research & Testing Services: 0.0%		18
Atmospheric Glow Technologies *	125	18

Savings Institutions: 0.6%		21,750
Washington Mutual	500	21,750

Soap, Cleaners, & Toilet Goods: 4.4%		162,064
Proctor & Gamble Co.	2,800	162,064

Telephone Communications, Except Radio: 2.8%		103,759
AT&T, Inc.	1,900	46,531
Verizon Communications, Inc.	1,900	57,228

Variety Stores: 2.4%		88,920
Wal-Mart Stores	1,900	88,920

Total Common Stocks (Identified Cost $2,861,016)		3,178,582

PREFERRED STOCKS: 3.5%
Holding	Shares	Value

Commercial Banks: 3.5%		129,723
Royal Bank Of Scotland PFD E	2,550	66,198
Royal Bank Of Scotland PFD H	2,500	63,525

Total Preferred Stocks (Identified Cost $135,228)		129,723

Schedule of Investments: C/Fund

December 31, 2005

GOVERNMENTS -- FIXED: 2.7%
Holding	Par Value	Value

U. S. Treasury Securities: 2.7%		$100,141
U. S. Treasury Notes, 4.625%, Due 05/15/06	100,000	100,141

Total Governments--Fixed (Identified Cost $100,284)		100,141

TOTAL INVESTMENTS: 91.9% (Identified Cost $3,096,528)		3,408,446

Cash & Equivalents: 6.0% **		223,145
Other Assets & Liabilities, Net: 2.1%		77,812

NET ASSETS: 100.0%		$3,709,403

* Non-income producing security. ** Non-restricted collateralized interest-earning bank account deposit.

Schedule Investments: C/Growth Stock Fund

December 31, 2005

INVESTMENTS IN COMMON STOCKS BY STANDARD INDUSTRY CODE MAJOR GROUP

14.0%
12.0%
10.0%
8.0%
6.0%
4.0%
2.0%
0.0%
Oil & Gas Extraction
General Building Contractors
Food & Kindred Products
Primary Metal Industries
Industrial Machinery & Equipment
Electronic & Other Electric Equipment
Transportation Equipment
Instruments & Related Products
Trucking & Warehousing
Communication
Wholesale Trade--Durable Goods
Building Materials & Garden Supplies
Automotive Dealers & Service Stations
Miscellaneous Retail
Security & Commodity Brokers
Insurance Carriers
Business Services
Health Services
Educational Services
Engineering & Management Services

COMMON STOCKS: 98.6%
Holding	Shares	Value

Accounting, Auditing, & Bookkeeping: 1.9%		$32,899
Resources Connection *	1,260	32,899

Advertising: 3.0%		50,480
Aquanitive, Inc *	2,000	50,480

Auto & Home Supply Stores: 2.2%		37,452
O'Reilly Automotive, Inc.	1,170	37,452

Beverages: 2.4%		40,981
Hansen Natural *	520	40,981

Blast Furnace & Basic Steel Products: 3.3%		56,800
Maverick Tube *	1,425	56,800

Schedule Investments: C/Growth Stock Fund

December 31, 2005

COMMON STOCKS (Continued)
Holding	Shares	Value

Computer & Data Processing Services: 7.9%		$135,491
Affiliated Computer Services, Inc. *	675	39,946
NetEase.com *	800	44,928
ValueClick, Inc. *	2,795	50,617

Construction & Related Machinery: 2.0%		34,056
Oil States, Intl. *	1,075	34,056

Crude Petroleum & Natural Gas: 5.2%		88,629
Remington Oil & Gas Corp. *	930	33,945
Ultra Petroleum Corp. *	980	54,684

Drugs: 3.2%		55,404
Celgene Corp. *	855	55,404

Educational Services: 2.5%		42,533
Laureate Education, Inc. *	810	42,533

Electronic Components & Accessories: 2.7%		45,892
MEMC Electronic Materials, Inc. *	2,070	45,892

Fire, Marine, & Casualty Insurance: 4.5%		76,845
Philadelphia Consolidated Holding Corp. *	450	43,511
W. R. Berkley Corp.	700	33,334

Hospitals: 2.2%		37,765
Community Health Systems *	985	37,765

Lumber & Other Building Materials: 2.3%		39,996
Lowe's Co.	600	39,996

Medical Instruments & Supplies: 2.5%		42,286
Varian Medical Systems, Inc. *	840	42,286

Medical Service & Health Insurance: 4.1%		70,242
AFLAC, Inc.	710	32,958
UnitedHealth Group	600	37,284

Misc. Durable Goods: 2.2%		37,592
SPC Pool Corp.	1,010	37,592

Misc. Shopping Goods Stores: 2.2%		37,472
Staples, Inc.	1,650	37,472

Motor Vehicles & Equipment: 4.4%		74,636
Borg Warner, Inc.	600	36,378
Oshkosh Truck Corp.	858	38,258

Schedule Investments: C/Growth Stock Fund

December 31, 2005

COMMON STOCKS (Continued)
Holding	Shares	Value

Offices & Clinics Of Medical Doctors: 2.4%		$40,840
Coventry Health Care, Inc. *	717	40,840

Oil & Gas Field Services: 4.4%		75,535
Patterson-UTI Energy, Inc.	1,115	36,739
Unit Corp. *	705	38,796

Operative Builders: 10.8%		183,876
D. R. Horton, Inc.	810	28,941
Hovnanian Enterprises, Inc., A *	1,060	52,618
Pulte Homes, Inc.	870	34,243
Standard Pacific Corp.	860	31,648
The Ryland Group, Inc.	505	36,426

Personnel Supply Services: 1.9%		32,896
Labor Ready, Inc. *	1,580	32,896

Professional & Commercial Equipment: 1.6%		26,766
Digital River *	900	26,766

Search & Navigation Equipment: 2.5%		43,128
Garmin Ltd.	650	43,128

Security & Commodity Services: 3.1%		52,333
UBS AG	550	52,333

Telegraph & Other Communications: 2.7%		45,732
J2 Global Communications *	1,070	45,732

Telephone Communications, Except Radio: 6.2%		106,615
America Movil SA	1,860	54,424
Vimpel-Communications ADR *	1,180	52,191

Trucking & Courier Services, Ex. Air: 2.3%		39,653
Landstar System, Inc.	950	39,653

Total Common Stocks: 98.6%		1,684,825

TOTAL INVESTMENTS: 98.6% (Identified Cost $1,380,150)		1,684,825

Cash & Equivalents: 1.0% **		16,639
Other Assets & Liabilities, Net: 0.4%		5,999

NET ASSETS: 100.0%		$1,707,463

* Non-income producing security. ** Non-restricted collateralized interest-earning bank account deposit.

Audited Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005

	C/Fund	C/Growth Stock Fund
Securities at Cost	$3,096,528	$1,380,150

ASSETS
Investment in Securities	$3,408,446	$1,684,825
Cash and Equivalents*	223,145	16,639
Receivables
Dividends and Interest	5,227	1,405
Investment Securities Sold	602,616	0
Receivable from Advisor	12,654	5,394
Total Assets	4,252,088	1,708,263

LIABILITES
Advisor Fee Payable	1,638	800
Securities Purchased	541,047	0
Total Liabilities	542,685	800

NET ASSETS	$3,709,403	$1,707,463

NET ASSETS CONSIST OF:
Paid in Capital	$3,549,944	$1,402,056
Accumulated Net Investment Income	668	152
Accumulated Net Realized (Loss) Gain on Investments	(153,127)	580
Net Unrealized Appreciation on Investments	311,918	304,675
Total Net Assets	$3,709,403	$1,707,463

CAPITAL SHARES OUTSTANDING (5,000,000 Shares Authorized at $0.001 Par Value)	236,689	136,156

NET ASSET VALUE PER SHARE	$15.67	$12.54

* Non-restricted collateralized interest-earning bank account deposit.

Audited Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2005

	C/Fund	C/Growth Stock Fund
INVESTMENT INCOME
Dividends	$82,745	$7,021
Interest	8,961	7,064
Total investment income	91,706	14,085

OPERATING EXPENSES
Investment advisory fee	37,777	16,409
Professional fees	21,283	9,240
Administrative fees	3,668	1,581
Registration fees	1,773	756
Custodian fees	12,476	5,382
Directors fees	8,308	3,590
Printing	1,776	749
Miscellaneous	1,147	505
Total operating expenses	88,208	38,212
Less fees waived by advisor	(12,654)	(5,394)
Total operating expenses, net of reimbursements	75,554	32,818

NET INVESTMENT INCOME (LOSS)	16,152	(18,733)

REALIZED AND UNREALIZED (LOSS) GAIN FROM INVESTMENTS
Change in unrealized depreciation in investments	(417,024)	(43,436)
Net realized gain on investments	399,715	289,011
Total realized and unrealized (loss) gain from investments	(17,309)	245,575

NET (DECREASE) INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,157)	$226,842

Audited Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2005

	C/Fund	C/Growth Stock Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$16,152	($18,733)
Net realized gain on investments	399,715	289,011
Change in unrealized depreciation in investments	(417,024)	(43,436)
Net (decrease) increase in net assets resulting from operations	(1,157)	226,842

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(16,724)	(45,071)
Net realized long-term gain on investments	0	(224,931)
Total distributions to shareholders	(16,724)	(270,002)

CAPITAL SHARE TRANSACTIONS
Shares sold	351,300	211,721
Reinvested distributions	15,465	147,100
Shares redeemed	(821,026)	(135,012)
Total capital share transactions	(454,261)	223,809

NET (DECREASE) INCREASE IN NET ASSETS	($472,142)	$180,649

NET ASSETS
Beginning of year	4,181,545	1,526,814
End of year	$3,709,403	$1,707,463

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2004

	C/Fund	C/Growth Stock Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17,896	($19,177)
Net realized gain on investments	25,867	88,074
Change in unrealized appreciation in investments	71,161	145,933
Net increase in net assets resulting from operations	114,924	214,830

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(17,343)	0
Net realized long-term gain on investments	0	(84,833)
Total distributions to shareholders	(17,343)	(84,833)

CAPITAL SHARE TRANSACTIONS
Shares sold	360,943	117,482
Reinvested distributions	15,664	44,452
Shares redeemed	(424,273)	(98,330)
Total capital share transactions	(47,666)	63,604

NET INCREASE IN NET ASSETS	$49,915	$193,601

NET ASSETS
Beginning of year	4,131,630	1,333,213
End of year	$4,181,545	$1,526,814

Financial Highlights

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
FINANCIAL HIGHLIGHTS (1)
For the Years Ended December 31, 2005, 2004, 2003, 2002, and 2001

C/Fund
	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$15.70	$15.32	$12.87	$13.19	$14.68
Income (Loss) from Investment Operations:
Net Investment Income	.06	.07	.06	.17	.14
Net Realized and Unrealized (Loss) Gain on Investments	(.02)	.37	2.42	(.17)	(1.49)
Total Income (Loss) from Investment Operations	.04	.44	2.48	.00	(1.35)
Distributions
Distributions from Net Investment Income	(.07)	(.06)	(.03)	(.17)	(.14)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00
Distributions from Return of Capital	.00	.00	.00	(.15)	.00
Total Distributions	(.07)	(.06)	(.03)	(.32)	(.14)
Net Asset Value, End of Period	$15.67	$15.70	$15.32	$12.87	$13.19

Total Return Before Taxes:	.26%	2.91%	19.40%	.12%	(9.06%)

Ratios and Supplemental Data:
Net Assets, End of Period	$3,709,403	$4,181,545	$4,131,630	$3,605,877	$4,217,747
Operating Expenses to Average Net Assets Before Fee Waiver	2.33%	2.59%	2.67%	2.97%	2.35%
Operating Expenses to Average Net Assets After Fee Waiver	2.00%	2.00%	2.00%	2.00%	2.00%
Investment Income to Average Net Assets Before Expenses	2.42%	2.44%	2.35%	3.28%	3.05%
Investment Income to Average Net Assets After Expenses	.43%	.44%	.34%	1.28%	1.05%
Portfolio Turnover Rate	17.56%	14.38%	9.45%	81.76%	124.36%
C/Growth Stock Fund
	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$12.84	$11.68	$9.04	$12.07	$14.56
Income (Loss) from Investment Operations:
Net Investment Loss	(.15)	(.17)	(.14)	(.11)	(.16)
Net Realized and Unrealized Gain (Loss) on Investments	2.07	2.07	3.26	(2.88)	(2.16)
Total Income (Loss) from Investment Operations	1.92	1.90	3.12	(2.99)	(2.32)
Distributions
Distributions from Net Investment Income	(.37)	.00	(.42)	.00	.00
Distributions from Net Realized Gains on Investments	(1.85)	(.74)	(.06)	(.04)	(.17)
Distributions from Return of Capital	.00	.00	.00	(2) .00	.00
Total Distributions	(2.22)	(.74)	(.48)	(.04)	(.17)
Net Asset Value, End of Period	$12.54	$12.84	$11.68	$9.04	$12.07

Total Return Before Taxes:	14.56%	16.22%	34.40%	(24.75%)	(15.59%)

Ratios and Supplemental Data:
Net Assets, End of Period	$1,707,463	$1,526,814	$1,333,213	$995,094	$1,685,064
Operating Expenses to Average Net Assets Before Fee Waiver	2.33%	2.57%	2.64%	3.08%	2.31%
Operating Expenses to Average Net Assets After Fee Waiver	2.00%	2.00%	2.00%	2.00%	2.00%
Investment Income to Average Net Assets Before Expenses	.86%	.60%	.59%	.99%	.79%
Investment Income to Average Net Assets After Expenses	(1.14%)	(1.39%)	(1.41%)	(.99%)	(1.21%)
Portfolio Turnover Rate	146.24%	100.56%	152.96%	144.03%	26.46%
  Selected data for a share of capital stock outstanding throughout the year.
  This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

NOTE A - ORGANIZATION

C/Funds Group, Inc. (the Company), is registered as an open-end diversified investment company under the Investment Company Act of 1940. Effective July 2, 1985, the Company's shares were registered under Section 8(a) of the Securities Act of 1933. Currently, the Company offers the following two* funds:

FUNDS	PRIMARY INVESTMENTS
C/Fund	Stocks and Fixed Income Securities
C/Growth Stock Fund	Common Stocks or Equivalents

* On December 27, 2005, the Company closed C/Government Fund and C/Community Association Reserve Fund.

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

  Security Valuation - Investments in securities traded on a national exchange are stated at the last known trade price on or after 4:00 p.m. New York time on the day of valuation; other securities traded in over-the-counter markets and listed securities for which no sale was reported on that date are stated at the last quoted bid price.
  Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses are determined on the identified cost basis.
  Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.
  Security Transactions - The Company follows industry practice and records security transactions on the trade date.
  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
  Cash and Equivalents - The Cash and Equivalents component of portfolio holdings contains no restricted funds. It is comprised of non-restricted collateralized interest-bearing bank account deposits.
  Fair Value Pricing - The Company receives two prices for each security each day from Bloomberg: the last trade price and the evaluation price. Bloomberg calculates the evaluation price on a matrix for lightly traded securities for which the last trade price might no longer be accurate. The Company uses the last trade price if it is on the current day and the evaluation price otherwise.
  Reclassifications - Certain reclassifications have been made to the prior year financial highlights to conform with the 2005 financial highlights presentation. Such reclassifications have no effect on net asset value as previously reported.

NOTE C - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2005 and 2004 was as follows:

	C/Fund	C/Growth Stock Fund
Year ended December 31, 2005
Distributions paid from:
Ordinary income	$0	$45,071
Qualifying dividend income	16,724	0
Long-term capital gains	0	224,931
	16,724	270,002
Return of capital	0	0
Total distributions to shareholders	$16,724	$270,002

Year ended December 31, 2004
Distributions paid from:
Ordinary income	$3,082	$0
Qualifying dividend income	14,261	0
Long-term capital gains	0	84,833
	17,343	84,833
Return of capital	0	0
Total distributions to shareholders	$17,343	$84,833

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

NOTE D - TAX BASIS COMPONENTS OF DISTRIBUTABLE EARNINGS

As of December 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	C/Fund	C/Growth Stock Fund
Undistributed ordinary income	$668	$152
Capital loss carryforwards	(153,127)	0
Undistributed long-term capital gains	0	580
Unrealized appreciation (depreciation)	311,918	304,675
	$159,459	$305,407

The following is the amount and expiration date of capital loss carryforwards for C/Fund. There is no capital loss carryforward for C/Growth Stock Fund.

FUND	EXPIRATION BREAKDOWN
	AMOUNT	DATE
C/Fund	$502,521	2009
	50,321	2011
	$552,842

NOTE E - INVESTMENT ADVISORY AGREEMENT

Each fund has a written agreement (the Agreements) for management and investment advisory services with Omnivest Research Corporation (the Advisor) which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by the Company's President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor. Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 2005 are as follows:

FUND	ANNUAL % RATE	INVESTMENT ADVISORY FEES
C/Fund	1.0	$37,777
C/Growth Stock Fund	1.0	$16,409

In 2005, total expenses for C/Fund and C/Growth Stock Fund exceeded the 2% limit by $12,654, and $5,394, respectively. These amounts have been recorded as a receivable and as an expense waiver by the respective Fund.

NOTE F - CAPITAL SHARE TRANSACTONS

As of December 31, 2005 and 2004 there were 5,000,000 shares of $0.001 par value capital shares authorized. Transactions of the Funds in capital stock were as follows:

	C/Fund	C/Growth Stock Fund
Year ended December 31, 2005
Shares sold	22,468	15,556
Reinvested distributions	999	11,730
Shares redeemed	(53,172)	(10,012)
Net (decrease) increase	(29,705)	17,274

Year ended December 31, 2004
Shares sold	23,581	9,575
Reinvested distributions	1,001	3,462
Shares redeemed	(27,820)	(8,300)
Net (decrease) increase	(3,238)	4,737

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

NOTE G - INVESTMENT TRANSACTIONS

Purchases and sales and accumulated gross unrealized appreciation and depreciation of investment securities during 2005 and the tax cost of investment securities at December 31, 2005 were as follows:

	C/Fund	C/Growth Stock Fund
Common Stock
Purchases	643,808	2,072,848
Sales	985,173	2,044,940

U. S. Government Obligations
Purchases	0	0
Sales	202,063	0

Gross unrealized appreciation in securities	497,582	323,549
Gross unrealized depreciation in securities	(185,664)	(18,874)
Net unrealized appreciation in securities	311,918	304,675

Tax Cost	$3,096,528	$1,380,150

NOTE H - TRANSACTIONS WITH AFFILIATES

In addition to the investment advisory fees discussed in NOTE E, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $23,000 for 2005.

The number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons (including any related or unrelated shareholder who is a beneficial owner of 5% or more of a fund series) at December 31, 2005 are as follows:

FUND	SHARES	VALUE
C/Fund	10,252	$160,653
C/Growth Stock Fund	30,933	$387,894

NOTE I - MARKET RISK

The Company is exposed to market risk on the amount invested in marketable securities. The maximum amount of loss the Company would incur is limited to the amount recorded in the 2005 financial statements. The Company does not hold any collateral on the marketable securities. This exposure to risk is customary for all entities which have invested in financial instruments.

NOTE J - BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities is made under the control of the Advisor, subject to the overall supervision of the Board of Directors.

Management Information

C/FUNDS GROUP, INC.
C/FUND AND C/GROWTH STOCK FUND
MANAGEMENT INFORMATION
December 31, 2005

Following are the names, duties, and affiliations of the Officers of the Company and the members of the Company's Board of Directors.

Name, Age and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Non-Interested Directors
D. Bruce Chittock (71) 19625 Cats Den Road Chagrin Falls, OH 44023	Chairman, Board of Directors	Term: 1 year Service: 8.5 years	Industrial Engineer, Equipment for Industry, Inc., Cleveland, OH; Retired.	N/A	None
James R. Woods (64) 609 Madrid Avenue Venice, FL 34285	Director	Term: 1 year Service: .8 years	Educator, Education Administrator; Retired.	N/A	Coastal Behavioral Healthcare Board, West Villages Improvement District Board, Caldwell Trust Company
Interested Directors
(1)(2) Roland G. Caldwell, Jr. (38) 3320 Hardee Drive Venice, FL 34292	Director and President	Term: Director, 1 year Term: Officer, N/A Service: 12.8 years	Officer, Trust Companies of America, Inc., currently Pres.; Officer, Caldwell Trust Co., currently Pres., Treas. and Trust Officer; Officer, Omnivest Research Corp., currently Pres.	N/A	None
(1)(2) Deborah C. Pecheux (48) 1911 Oakhurst Parkway Sugarland, TX 77479	Director	Term: 1 year Service: 13.0 years	VP, CareVu Corporation (claim management and electronic services software company).	N/A	None
Other Non-Interested Personnel
Lyn B. Braswell (53) 1393 Mustang Street Nokomis, FL 34275	Secretary and Fund Administrator	Term: N/A Service: 11.7 years	C/Funds Group, Inc.; Caldwell Trust Co., Asst. Trust Officer; Trust Companies of America, Inc.	N/A	None

(1) Interested persons under the 1940 Act.
(2) Mr. Caldwell and Ms. Pecheux are siblings.

The Company's Statement of Additional Information (SAI) contains more information about the Company's Directors. To obtain a free copy of the SAI, call 800-338-9477.

Proxy Voting

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. You can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Approval of Investment Advisory Agreement

At a meeting held on April 11, 2005, the Board (including the independent Board members) considered and approved the continuance of the Investment Advisory Agreement for the period of May 1, 2005 through April 30, 2006. At that meeting the Board received detailed information regarding Fund performance for fiscal year 2004 and for the quarter ending March 31, 2005. That information, along with Fund performance information provided at each regular Board meeting throughout the year formed the basis for the Board's determinations. Following is a summary of the factors that were considered.

  The nature and quality of the services provided by the Advisor. The qualifications and experience of the Advisor's personnel and the prior relationship between the Advisor and the Company were considered. Given the size of the Funds and the efforts required to manage the portfolios, it was determined that the services provided were well-suited to the needs of the Funds and that the Advisor's personnel were capable of dependably providing those services.

  The performance of the funds. Total returns for each Fund were reviewed as of the last fiscal year-end 2004 for one, five, and ten year periods before taxes, after taxes on distributions, and after taxes on distributions and sale of fund shares. Additionally, total returns were reviewed for the first quarter of 2005. Comparative returns for the five year period of 2000 through 2004 for the Dow Jones Industrial Average, S&P 500 Index, NASDAQ Composite, and the Lipper International Index were also considered. Returns for comparable funds as derived from Morningstar were reviewed for the eleven year period of 1994 through 2004. It was concluded that Fund performance was acceptable in light of these comparisons.

  The reasonableness of the compensation payable to the Advisor. In considering the advisory fee, factors included that the fee has remained unchanged at 1% since inception. Additionally, the Advisor has always borne responsibility for the expenses of "interested" directors and has committed to bear any loss that might be incurred by the Company as a direct result of any purchase failure. The Advisor and its parent company TCA have been providing administrative and shareholder services to the Company since inception. In light of these factors, the Advisor's fee was deemed fair and reasonable.

  Each Fund's expense ratio. In all cases the Advisor has limited expenses to the Funds to not more that 2%. When expenses have exceeded that limit, the Advisor has waived an amount of its fees sufficient to reduce total expenses to the 2% level. This commitment from the Advisor has enabled the expense ratios of the Funds to be considered stable and reasonable to the benefit of the Funds and their shareholders.

No single factor determined the Board's decision to approve the continuance of the Investment Advisory Agreement, but rather the directors based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Funds and their shareholders.

Report Of Independent
Registered Public Accounting Firm

To the Shareholders and Board of Directors
C/Funds Group, Inc.
C/Fund and C/Growth Stock Fund
Venice, Florida

We have audited the statements of assets and liabilities, including the schedules of investments, of C/Funds Group, Inc. comprising the C/Fund and C/Growth Stock Fund portfolios (the Company) as of December 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the C/Fund and C/Growth Stock Fund portfolios as of December 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Gregory, Sharer & Stuart, P.A.

St. Petersburg, Florida
January 17, 2006

Investment Advisor
Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Custodian
Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors
Gregory Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

C/Funds Group, Inc.

Funds Closed in 2005

C/Government Fund
C/Community Association Reserve Fund

Final Report

December 27, 2005

Table of Contents

Letter to Shareholders    *
Performance Summary    *
Fund Expenses    *
Portfolio Holdings    *
Audited Financial Statements    *
Financial Highlights    *
Notes to Financial Statements    *
Management Information    *
Proxy Voting    *
Approval of Investment Advisory Agreement    *
Report of Independent Registered Public Accounting Firm    *

This Page Left Blank Intentionally

LETTER TO SHAREHOLDERS

C/Funds Group, Inc. (CFI) made significant changes in 2005, specifically liquidating, distributing and then closing its two fixed-income (bond) fund series, the C/Government Fund and the C/Community Association Reserve Fund. This decision by the CFI directors was taken to enable the staff and management of the company to hereafter concentrate all future efforts solely on seeking to enhance portfolio values for shareholders of its two equity (stock) fund series. As interest rates declined from the high levels of recent years past when inflation was an ongoing threat, seeking to efficiently manage bond portfolios in the current low inflation environment so as to capture value for shareholders became increasingly uneconomically feasible except on a much larger scale than CFI would be able realistically to achieve.

The two fund series being managed include: (1) the original C/Fund, which has maximizing "total return" while minimizing risk as its principal objective; and (2) the C/Growth Stock Fund, the objective of which is to seek aggressive growth by investing in shares of smaller capitalization companies that carry a higher degree of risk. Both continue to add value for shareholders by offering clear and effective management of fund stock portfolios.

This past year, despite a strong economy, increased productivity, and steadily rising corporate earnings, share prices in general continued a pattern similar to that which was experienced over the past four years or more. The gap between share prices and corporate earnings continued to widen inexplicably which has given rise to share prices of U.S. equities now sitting at historic discounts below warranted levels for shares of most major public companies, based on solid financial fundamentals. Iraq and now Iran, domestic natural disasters, and other factors continued to lure the massive investor liquidity that exists today into other non-stock sectors, including real estate and precious metals to name only two of the more prominent ones. As concerns regarding some of our more serious national problems moderate or are resolved, investor interest in equities can be anticipated.

In 2005, the two major stock indexes, the Dow Jones Industrial Average and the S&P 500 Index, posted +1.7% and +4.9% total returns respectively. In that environment, CFI management is pleased to report positive total returns for the C/Fund of +.3% and +14.6% for the C/Growth Stock Fund. The continued above-average performance of C/Growth is now in its third year, reflecting a proprietary screening model approach that was begun in 2002 for selecting for purchase stocks of more rapidly growing small companies. Managers intend to continue to expand the usage of the model increasingly for both stock fund series, as its success warrants ahead. Increasing recognition of fund manager's ability to produce superior results consistently without incurring undue risks as appropriate to each fund's objectives, suggests that adding value to a growing shareholder constituency is and will likely continue attracting investor interest as patient fund investors are rewarded.

On a final note, we would like to take a moment to reflect on the life of William "Bill" Adams, Jr. who passed away this last year. Bill was a good friend and valued director of CFI and his humor, experience, and guidance will be missed by all.

Once again on behalf of the Board of Directors, I thank shareholders and our dedicated staff for the continued support and confidence provided during the past year.

Sincerely,

RG "Kelly" Caldwell, Jr.
President

C/Government Fund

Illustration of a $10,000 Investment Before Taxes (As of December 27, 2005)

C/Community Association Reserve Fund

Illustration of a $10,000 Investment Before Taxes (As of December 27, 2005)

Performance Summary

As of December 27, 2005

Fund	Period	Before Taxes	After Taxes on Distributions	After Taxes on Distributions and Sale of Fund Shares
C/Government Fund (Inception 07/92)	January 1, 2005 through December 27, 2005	0.76%	0.14%	0.55%
	5 Years	2.01%	1.17%	1.33%
	10 Years	3.81%	2.25%	2.35%
C/Community Association Reserve Fund (Inception 07/92)	January 1, 2005 through December 27, 2005	0.54%	(0.09%)	0.36%
	5 Years	1.81%	0.95%	1.17%
	10 Years	3.54%	2.02%	2.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Fund Expenses

As of December 27, 2005

All mutual funds have operating expenses. As a fund shareholder, you incur these ongoing expenses, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets known as the expense ratio. The following examples are intended to help you to understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with those of other mutual funds.

The examples in the following table are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. They illustrate your fund's costs in two ways:

  Based on actual fund return. This example is intended to help you estimate the actual expenses you paid over the period. The "Ending Account Value" is derived from the fund's actual return, and the "Expenses Paid During the Period" shows the dollar amount of expenses. You can use this information, together with the amount you actually invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000. For example, if your account value is $8,600, divide that amount by $1,000, and then multiply the result-8.6-by the dollar amount for your fund under the heading "Expenses Paid During Period."

  Based on a hypothetical 5% return. This example is intended to help you compare your fund's costs with those of other mutual funds. It uses the actual expense ratio for your fund, but it assumes a yearly return of 5% before expenses. Because the return used is not the fund's actual return, the results do not apply to your investment. However, the example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return for this purpose.

Expense Examples

Fund	Example Type	Beginning Account Value 07/01/05	Ending Account Value 12/27/05	Expenses Paid During Period* 07/01/05-12/27/05
C/Government Fund	Actual	$1,000.00	$997.96	$5.83
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.89
C/Community Association Reserve Fund	Actual	$1,000.00	$996.81	$5.87
	Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94

*Expenses are equal to each fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 to reflect a one-half-year period. In this case, the two funds referenced above closed as of December 27, 2005. Therefore the formula for the expenses reported above has been amended to a multiplier of 181/363. Expense ratios for the funds are: C/Government Fund, 1.17%; C/Community Association Reserve Fund, 1.18%. For actual returns for each fund, refer to the "Performance Summary" above.

Portfolio Holdings

C/Funds Group, Inc. discloses a complete schedule of the portfolio holdings in each of its active funds on a quarterly basis during its fiscal year beginning January 1 and ending December 31. The Company publishes second quarter listings in its Semiannual Report dated June 30, and fourth quarter listings in its Annual Report dated December 31. For the first and third quarters, the Company files complete listings with the Securities and Exchange Commission on Form N-Q. You may view the Form N-Q filings on the Commission's website at http://www.sec.gov and at the Commission's Public Reference Room in Washington, DC. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You may also obtain a free copy directly from the Company by calling 800-338-9477.

Audited Financial Statements

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE FUND
STATEMENTS OF ASSETS AND LIABILITIES
December 27, 2005

	C/Government Fund	C/Community Association Reserve Fund
Securities at Cost	$0	$0

ASSETS
Investment in Securities	$0	$0
Cash and Equivalents	0	0
Receivables
Dividends and Interest	0	0
Investment Securities Sold	0	0
Receivable from Advisor	0	0
Total Assets	0	0

LIABILITES
Advisor Fee Payable	0	0
Securities Purchased	0	0
Total Liabilities	0	0

NET ASSETS	$0	$0

NET ASSETS CONSIST OF:
Paid in Capital	$0	$0
Accumulated Net Investment Income (Loss)	0	0
Accumulated Net Realized Gain (Loss) on Investments	0	0
Net Unrealized Appreciation (Depreciation) on Investments	0	0
Total Net Assets	$0	$0

CAPITAL SHARES OUTSTANDING (5,000,000 Shares Authorized at $0.001 Par Value)	0	0

NET ASSET VALUE PER SHARE	$0.00	$0.00

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE
STATEMENTS OF OPERATIONS
For the Period from January 1, 2005 through December 27, 2005

	C/Government Fund	C/Community Association Reserve Fund
INVESTMENT INCOME
Dividends	$0	$0
Interest	51,336	11,648
Total investment income	51,336	11,648

OPERATING EXPENSES
Investment advisory fee	9,189	2,093
Professional fees	3,521	726
Administrative fees	610	140
Registration fees	286	68
Custodian fees	6,264	1,436
Directors fees	1,335	267
Printing	302	71
Miscellaneous	189	41
Total operating expenses	21,696	4,842
Less fees waived by advisor	0	0
Total operating expenses, net of reimbursements	21,696	4,842

NET INVESTMENT INCOME	29,640	6,806

REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
Change in unrealized appreciation in investments	9,216	1,392
Net realized loss on investments	(24,528)	(5,905)
Total realized and unrealized loss from investments	(15,312)	(4,513)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,328	$2,293

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Period from January 1, 2005 through December 27, 2005

	C/Government Fund	C/Community Association Reserve Fund
INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$29,640	$6,806
Net realized loss on investments	(24,528)	(5,905)
Change in unrealized appreciation in investments	9,216	1,392
Net increase in net assets resulting from operations	14,328	2,293

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(29,640)	(6,806)
Net realized long-term gain on investments	0	0
Return of capital	(4,707)	(290)
Total distributions to shareholders	(34,347)	(7,096)

CAPITAL SHARE TRANSACTIONS
Shares sold	48,843	93,613
Reinvested distributions	3,175	6,720
Shares redeemed	(2,486,824)	(604,233)
Total capital share transactions	(2,434,806)	(503,900)

NET DECREASE IN NET ASSETS	($2,454,825)	($508,703)

NET ASSETS
Beginning of period	2,454,825	508,703
End of period	$0	$0

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2004

	C/Government Fund	C/Community Association Reserve Fund
(DECREASE) INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$31,984	$5,823
Net realized loss on investments	(894)	0
Change in unrealized depreciation in investments	(34,828)	(5,808)
Net (decrease) increase in net assets resulting from operations	(3,738)	15

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income	(31,984)	(5,823)
Net realized long-term gain on investments	0	0
Return of capital	(23,625)	(419)
Total distributions to shareholders	(55,609)	(6,242)

CAPITAL SHARE TRANSACTIONS
Shares sold	240,344	147,297
Reinvested distributions	3,517	6,127
Shares redeemed	(1,315,994)	(292,284)
Total capital share transactions	(1,072,133)	(138,860)

NET DECREASE IN NET ASSETS	($1,131,480)	($145,087)

NET ASSETS
Beginning of year	3,586,305	653,790
End of year	$2,454,825	$508,703

Financial Highlights

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE FUND
FINANCIAL HIGHLIGHTS (1)
For the Period from January 1, 2005 through December 27, 2005 and
For the Years Ended December 31, 2004, 2003, 2002, and 2001

C/Government Fund
	01/01/05 through 12/27/05	12/31/04	12/31/03	12/31/02	12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.90	$10.11	$10.20	$10.13	$9.98
Income (Loss) from Investment Operations:
Net Investment Income	.16	.11	.10	.11	.36
Net Realized and Unrealized (Loss) Gain on Investments	(.09)	(.13)	(.02)	.15	.15
Total Income (Loss) from Investment Operations	.07	(.02)	.08	.26	.51
Distributions
Distributions from Net Investment Income	(.15)	(.11)	(.09)	(.11)	(.36)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00
Distributions from Return of Capital	(.02)	(.08)	(.08)	(.08)	(2) .00
Total Distributions	(.17)	(.19)	(.17)	(.19)	(.36)
Net Asset Value, End of Period	$9.80	$9.90	$10.11	$10.20	$10.13

Total Return Before Taxes:	.76%	(0.16%)	.86%	3.20%	5.48%

Ratios and Supplemental Data:
Net Assets, End of Period	$0	$2,454,825	$3,586,305	$3,072,927	$455,421
Operating Expenses to Average Net Assets	1.14%	1.11%	1.21%	1.21%	1.16%
Investment Income to Average Net Assets Before Expenses	2.70%	2.31%	2.20%	2.28%	4.77%
Investment Income to Average Net Assets After Expenses	1.56%	1.11%	.99%	1.07%	3.62%
Portfolio Turnover Rate	24.07%	7.43%	15.45%	24.56%	38.75%
C/Community Association Reserve Fund
	01/01/05 through 12/27/05	12/31/04	12/31/03	12/31/02	12/31/01
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$9.76	$9.86	$10.07	$10.01	$9.91
Income from Investment Operations:
Net Investment Income	.15	.10	.19	.22	.37
Net Realized and Unrealized (Loss) Gain on Investments	(.07)	(.10)	(.17)	.12	.12
Total Income from Investment Operations	.08	.00	.02	.34	.49
Distributions
Distributions from Net Investment Income	(.15)	(.10)	(.19)	(.22)	(.37)
Distributions from Net Realized Gains on Investments	.00	.00	.00	.00	.00
Distributions from Return of Capital	(.01)	(2) .00	(.04)	(.06)	(.02)
Total Distributions	(.16)	(.10)	(.23)	(.28)	(.39)
Net Asset Value, End of Period	$9.68	$9.76	$9.86	$10.07	$10.01

Total Return Before Taxes:	.54%	.06%	.16%	3.36%	$5.02%

Ratios and Supplemental Data:
Net Assets, End of Period	$0	$508,703	$653,790	$767,359	$775,789
Operating Expenses to Average Net Assets	1.11%	1.25%	1.22%	1.27%	1.16%
Investment Income to Average Net Assets Before Expenses	2.66%	2.27%	3.11%	3.46%	4.86%
Investment Income to Average Net Assets After Expenses	1.55%	1.02%	1.90%	2.19%	3.71%
Portfolio Turnover Rate	45.76%	56.97%	17.42%	38.75%	73.00%
  Selected data for a share of capital stock outstanding throughout the year.
  This amount per share is less than one penny (.01) and is therefore reported as zero (.00).

Notes to Financial Statements

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 27, 2005

NOTE A - ORGANIZATION

C/Funds Group, Inc. (the Company), is registered as an open-end diversified investment company under the Investment Company Act of 1940. Effective July 2, 1985, the Company's shares were registered under Section 8(a) of the Securities Act of 1933. Currently, the Company offers two funds, C/Fund and C/Growth Stock Fund. The following funds of the Company were closed as of December 27, 2005:

FUNDS	PRIMARY INVESTMENTS
C/Government Fund	Obligations of the U.S. Government
C/Community Association Reserve Fund	Obligations of the U.S. Government

NOTE B - SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in accordance with accounting policies generally accepted in the investment company industry.

  Security Valuation - Investments in securities traded on a national exchange are stated at the last known trade price on or after 4:00 p.m. New York time on the day of valuation; other securities traded in over-the-counter markets and listed securities for which no sale was reported on that date are stated at the last quoted bid price.
  Investment Income - Dividend income is recorded as of the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses are determined on the identified cost basis.
  Distributions to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
  Income Tax Status - No provision for income taxes is included in the accompanying financial statements as the Company regularly distributes to shareholders its taxable investment income and realized gains under provision of the Internal Revenue Code applicable to regulated investment companies.
  Security Transactions - The Company follows industry practice and records security transactions on the trade date.
  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.
  Fair Value Pricing - The Company receives two prices for each security each day from Bloomberg: the last trade price and the evaluation price. Bloomberg calculates the evaluation price on a matrix for lightly traded securities for which the last trade price might no longer be accurate. The Company uses the last trade price if it is on the current day and the evaluation price otherwise.
  Reclassifications - Certain reclassifications have been made to the prior year financial highlights to conform with the 2005 financial highlights presentation. Such reclassifications have no effect on net asset value as previously reported.

NOTE C - DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during 2005 and 2004 was as follows:

	C/Government Fund	C/Community Association Reserve Fund
Period from January 1, 2005 through December 27, 2005
Distributions paid from:
Ordinary income	$29,640	$6,806
Long-term capital gains	0	0
	29,640	6,806
Return of capital	4,707	290
Total distributions to shareholders	$34,347	$7,096

Year ended December 31, 2004
Distributions paid from:
Ordinary income	$31,984	$5,823
Long-term capital gains	0	0
	31,984	5,823
Return of capital	23,625	419
Total distributions to shareholders	$55,609	$6,242

NOTE D - INVESTMENT ADVISORY AGREEMENT

Each fund has a written agreement (the Agreements) for management and investment advisory services with Omnivest Research Corporation (the Advisor) which is owned 100% by Trust Companies of America, Inc. (TCA), which is controlled by the Company's President and his family. The Agreements provide for advisor fees to be computed on the average daily net asset value. Under terms of the agreements, each Fund's total expenses cannot exceed 2% of the Fund's average net asset value in any one year. Expenses in excess of 2% shall be paid by the Advisor.

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
December 27, 2005

NOTE D - INVESTMENT ADVISORY AGREEMENT (continued)

Annual percentage rates provided by the Agreements in computing investment advisory fees and the fees incurred in 2005 are as follows:

FUND	ANNUAL % RATE	INVESTMENT ADVISORY FEES
C/Government Fund	.5	$9,189
C/Community Association Reserve Fund	.5	$2,093

In 2005, total expenses for C/Government Fund and C/Community Association Reserve Fund did not exceed 2%.

NOTE E - CAPITAL SHARE TRANSACTONS

As of December 27, 2005 and December 31, 2004 there were 5,000,000 shares of $0.001 par value capital shares authorized. Transactions of the Funds in capital stock were as follows:

	C/Government Fund	C/Community Association Reserve Fund
Period from January 1, 2005 through December 27, 2005
Shares sold	4,955	9,632
Reinvested distributions	323	693
Shares redeemed	(253,173)	(62,470)
Net decrease	(247,895)	(52,145)

Year ended December 31, 2004
Shares sold	24,006	14,991
Reinvested distributions	352	625
Shares redeemed	(131,233)	(29,767)
Net decrease	(106,875)	(14,151)

NOTE F - INVESTMENT TRANSACTIONS

Purchases and sales and accumulated gross unrealized appreciation and depreciation of investment securities during 2005 and tax cost of investment securities at December 27, 2005 were as follows:

	C/Government Fund	C/Community Association Reserve Fund
Common Stock
Purchases	0	0
Sales	0	0

U. S. Government Obligations
Purchases	399,063	149,906
Sales	2,581,480	445,186

Gross unrealized appreciation in securities	0	0
Gross unrealized depreciation in securities	0	0
Net unrealized appreciation (depreciation) in securities	0	0

Tax Cost	0	0

NOTE G - TRANSACTIONS WITH AFFILIATES

In addition to the investment advisory fees discussed in NOTE D, the Funds pay fees to other related entities, all of which are 100% owned by TCA, primarily for custodianship of assets and computer processing and programming. Total fees paid to TCA subsidiaries for services other than investment advising aggregated approximately $8,000 for 2005.

Immediately preceding the closure of the funds on December 27, 2005, the number of shares held by the President of the Company, employees of the Advisor, and other affiliated persons (including any related or unrelated shareholder who was a beneficial owner of 5% or more of a fund series) were as follows:

FUND	SHARES	VALUE
C/Government Fund	10,882.054	$106,644.13
C/Community Association Reserve Fund	10,108.635	$97,851.59

NOTE H - BROKER ALLOCATIONS

The placement of orders for the purchase and sale of portfolio securities during the period were made under the control of the Advisor, subject to the overall supervision of the Board of Directors.

Management Information

C/FUNDS GROUP, INC.
C/GOVERNMENT FUND AND C/COMMUNITY ASSOCIATION RESERVE FUND
MANAGEMENT INFORMATION
December 27, 2005

BOARD OF DIRECTORS

Following are the names, duties, and affiliations of the Officers of the Company and the members of the Company's Board of Directors.

Name, Age and Address	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Non-Interested Directors
D. Bruce Chittock (71) 19625 Cats Den Road Chagrin Falls, OH 44023	Chairman, Board of Directors	Term: 1 year Service: 8.5 years	Industrial Engineer, Equipment for Industry, Inc., Cleveland, OH; Retired.	N/A	None
James R. Woods (64) 609 Madrid Avenue Venice, FL 34285	Director	Term: 1 year Service: .8 years	Educator, Education Administrator; Retired.	N/A	Coastal Behavioral Healthcare Board, West Villages Improvement District Board, Caldwell Trust Company
Interested Directors
(1)(2) Roland G. Caldwell, Jr. (38) 3320 Hardee Drive Venice, FL 34292	Director and President	Term: Director, 1 year Term: Officer, N/A Service: 12.8 years	Officer, Trust Companies of America, Inc., currently Pres.; Officer, Caldwell Trust Co., currently Pres., Treas. and Trust Officer; Officer, Omnivest Research Corp., currently Pres.	N/A	None
(1)(2) Deborah C. Pecheux (48) 1911 Oakhurst Parkway Sugarland, TX 77479	Director	Term: 1 year Service: 13.0 years	VP, CareVu Corporation (claim management and electronic services software company).	N/A	None
Other Non-Interested Personnel
Lyn B. Braswell (53) 1393 Mustang Street Nokomis, FL 34275	Secretary and Fund Administrator	Term: N/A Service: 11.7 years	C/Funds Group, Inc.; Caldwell Trust Co., Asst. Trust Officer; Trust Companies of America, Inc.	N/A	None

(1) Interested persons under the 1940 Act.

(2) Mr. Caldwell and Ms. Pecheux are siblings.

The Company's Statement of Additional Information (SAI) contains more information about the Company's Directors. To obtain a free copy of the SAI, call 800-338-9477.

Proxy Voting

To obtain a free copy of the Company's proxy voting policy and procedures, call 800-338-9477. You can also call the same number to obtain a free copy of how the Company voted proxies related to Fund portfolio securities during the most recent 12-month period ending June 30.

Approval of Investment Advisory Agreement

At a meeting held on April 11, 2005, the Board (including the independent Board members) considered and approved the continuance of the Investment Advisory Agreement for the period of May 1, 2005 through April 30, 2006. At that meeting the Board received detailed information regarding Fund performance for fiscal year 2004 and for the quarter ending March 31, 2005. That information, along with Fund performance information provided at each regular Board meeting throughout the year formed the basis for the Board's determinations. Following is a summary of the factors that were considered.

  The nature and quality of the services provided by the Advisor. The qualifications and experience of the Advisor's personnel and the prior relationship between the Advisor and the Company were considered. Given the size of the Funds and the efforts required to manage the portfolios, it was determined that the services provided were well-suited to the needs of the Funds and that the Advisor's personnel were capable of dependably providing those services.

  The performance of the funds. Total returns for each Fund were reviewed as of the last fiscal year-end 2004 for one, five, and ten year periods before taxes, after taxes on distributions, and after taxes on distributions and sale of fund shares. Additionally, total returns were reviewed for the first quarter of 2005. Comparative returns for the five year period of 2000 through 2004 for the Dow Jones Industrial Average, S&P 500 Index, NASDAQ Composite, and the Lipper International Index were also considered. Returns for comparable funds as derived from Morningstar were reviewed for the eleven year period of 1994 through 2004. It was concluded that Fund performance was acceptable in light of these comparisons.

  The reasonableness of the compensation payable to the Advisor. In considering the advisory fee, factors included that the fee has remained unchanged at 1% since inception. Additionally, the Advisor has always borne responsibility for the expenses of "interested" directors and has committed to bear any loss that might be incurred by the Company as a direct result of any purchase failure. The Advisor and its parent company TCA have been providing administrative and shareholder services to the Company since inception. In light of these factors, the Advisor's fee was deemed fair and reasonable.

  Each Fund's expense ratio. In all cases the Advisor has limited expenses to the Funds to not more that 2%. When expenses have exceeded that limit, the Advisor has waived an amount of its fees sufficient to reduce total expenses to the 2% level. This commitment from the Advisor has enabled the expense ratios of the Funds to be considered stable and reasonable to the benefit of the Funds and their shareholders.

No single factor determined the Board's decision to approve the continuance of the Investment Advisory Agreement, but rather the directors based their determination on the total mix of information available. Considering all the factors in their totality, the Board concluded that the advisory arrangements were fair and reasonable and that continuance would be in the best interests of the Funds and their shareholders.

Report Of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Directors
C/Funds Group, Inc.
C/Government Fund and C/Community Association Reserve Fund
Venice, Florida

We have audited the statements of assets and liabilities of C/Funds Group, Inc. comprising the C/Government Fund and C/Community Association Reserve Fund portfolios (the Company) as of December 27, 2005 (date funds closed), and the related statements of operations for the period from January 1, 2005 through December 27, 2005; the statements of changes in net assets for the period from January 1, 2005 through December 27, 2005 and the year ended December 31, 2004; and the financial highlights for the period from January 1, 2005 through December 27, 2005 and the years ended December 31, 2004, 2003, 2002, and 2001. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the C/Government Fund and C/Community Association Reserve Fund as of December 27, 2005; the results of their operations for the period from January 1, 2005 through December 27, 2005; the changes in their net assets for the period from January 1, 2005 through December 27, 2005 and the year ended December 31, 2004; and their financial highlights for the period from January 1, 2005 through December 27, 2005 and the years ended December 31, 2004, 2003, 2002, and 2001, in conformity with accounting principles generally accepted in the United States of America.

Gregory, Sharer & Stuart, P.A.

St. Petersburg, Florida
January 17, 2006

Investment Advisor
Omnivest Research Corporation
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Custodian
Caldwell Trust Company
201 Center Road, Suite Two
Venice, FL 34285
(941) 493-3600

Auditors
Gregory Sharer & Stuart, P.A.
Certified Public Accountants
100 Second Avenue South, Suite 600
St. Petersburg, FL 33701-4383
(727) 821-6161

This report has been prepared for the information of shareholders of the Funds and is not authorized for distribution to Investors unless preceded or accompanied by an effective Prospectus which includes information regarding the Funds' objectives, policies, management, records, and other information.

Item 2: Code of Ethics.
The registrant has adopted a code of ethics that applies to all of its officers. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, the registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics. The registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of this Form N-CSR. Persons may request a copy of this code of ethics free of charge by calling 800-339-9477.

Item 3: Audit Committee Financial Expert.
The registrant's Audit Committee members possess a wide variety of experience in their fields including financial aspects of their industry areas. While no individual meets all of the requirements for an "Audit Committee Financial Expert" as prescribed in instructions to Form N-CSR, the registrant feels that the quality and diligence of these board members as a team meet all required oversight needs.

Item 4: Principal Accountant Fees and Services.

Service Provided	2005	2004
(a) Audit Fees	$36,920.00	$29,480.00
(b) Audit-Related Fees	$0.00	$0.00
(c) Tax Fees	$3,080.00	$1,020.00
(d) All Other Fees	$0.00	$0.00
Total Fees	$40,000.00	$30,500.00

  Audit Fees: Fees billed for services rendered for the audits of C/Funds Group, Inc. annual financial statements or services that are normally provided in connection with statutory and regulatory filings or engagements. For the fees listed above, the principal accountant audited the registrant's annual financial statements, performed its annual transfer agent audit under Rule 17Ad-13(a)(3), and performed its three annual self-custody audits under Rule 17f-2.
  Audit-Related Fees: Fees billed for assurance and related services that are reasonably related to the performance of the audit of the Funds' financial statements and not reported under (a) of this Item. Not applicable.
  Tax Fees: Fees billed for professional services for tax compliance, tax advice, and tax planning. For the fees listed above, the principal accountant prepared the registrant's tax returns.
  All Other Fees: Fees billed for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item. Not applicable.
  Audit Comittee Pre-Approvals: No pre-approvals were required for fiscal years 2005 and 2004 as the Company did not engage its principal accountant in any services other than those listed in (a) through (c) above. Not applicable.
  Audit Work Performed by Other Than Accountant's permanent employees. Not applicable.
  Aggregate Non-Audit Fees Billed. Not applicable.
  Audit Committee Consideraton of Non-Audit Services. Not applicable.

Item 5: Audit Committee of Listed Registrants.
Not Applicable.

Item 6: Schedule of Investments.
Filed as part of Registrant's report to shareholders included in Item 1 above.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 9: Purchases of Equity Securities by Closed-End Managment Investment Company and Affiliated Purchasers.
Not applicable to C/Funds Group, Inc. which is an open-end management investment company.

Item 10: Submission of Matters to Vote of Security Holders.
None.

Item 11: Controls and Procedures.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls in its last fiscal half-year, including no significant deficiencies or material weaknesses that required corrective action.

Note:
Roland G. Caldwell, Jr., President of C/Funds Group, Inc., is the sole applicable responding officer for C/Funds Group, Inc.

Item 12: Exhibits.

  (1) Any code of ethics or amendment thereto. Filed herewith.
  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	C/Funds Group, Inc.
By:	/s/ Roland G. Caldwell, Jr., President
Date:	February 16, 2006

Note:
Roland G. Caldwell, Jr. is the sole applicable certifying officer for C/Funds Group, Inc.

EXHIBIT LIST

  EX-99.CODE ETH — Exhibit 12.A.1 — Code of Ethics
  EX-99.CERT — Exhibit 12.A.2 — Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
  EX-99.906 CERT — Exhibit 12.B — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002